Other Financial Information	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Other Financial Information

Note 27
Other Financial Information
Earnings in 2023 included
after-tax
gains of approximately $143 relating to the sale of certain properties. Of this amount, approximately $33 and $110 related to downstream and upstream, respectively. Earnings in 2022 included after-tax
gains of approximately $390 relating to the sale of certain properties, of which approximately $90 and $300 related to downstream and upstream assets, respectively. Earnings in 2021 included after-tax
gains of approximately $785 relating to the sale of certain properties, of which approximately $30 and $755 related to downstream and upstream assets, respectively.
Earnings in 2023 included
after-tax
charges of approximately $1,950 for abandonment and decommissioning obligations from previously sold oil and gas production assets in the U.S. Gulf of Mexico and $1,765 for upstream impairments, mainly in California, and several tax items with a net benefit of $655. Earnings in 2022 included after-tax
charges of approximately $1,075 for impairments and other asset write-offs related to upstream, $600 for an early contract termination in upstream, and $271 for pension settlement costs. Earnings in 2021 included after-tax
charges of approximately $519 for pension settlement costs, $260 for early retirement of debt, $120 relating to upstream remediation
and $110 relating to downstream legal reserves.

Other financial information is as follows:

	Year ended December 31
	2023	2022	2021
Total financing interest and debt costs	$617	$630	$775
Less: Capitalized interest	148	114	63
Interest and debt expense	$469	$516	$712
Research and development expenses	$320	$268	$268
Excess of replacement cost over the carrying value of inventories (LIFO method)	$6,455	$9,061	$5,588
LIFO profits (losses) on inventory drawdowns included in earnings	$14	$122	$35
Foreign currency effects *	$(224)	$669	$306
*	Includes $(11), $253 and $180 in 2023, 2022 and 2021, respectively, for the company’s share of equity affiliates’ foreign currency effects.
The company has $4,722 in goodwill on the Consolidated Balance Sheet, of which $4,370 is in the upstream segment primarily related to the 2005 acquisition of Unocal and $352 is in the downstream segment. The company tested this goodwill for impairment during 2023, and no impairment was required.